Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 20,840	$ 12,912
Deposits	12,853	9,599
Other current assets	9,310	3,681
Foreign exchange contracts	5,830	0
Other current assets	$ 48,833	$ 26,192